STOCKHOLDERS’ EQUITY (Details Narrative)						1 Months Ended		3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Jan. 26, 2024 USD ($) $ / shares	Nov. 17, 2023 USD ($) shares	Jul. 13, 2023 USD ($) $ / shares shares	Dec. 23, 2022 USD ($) $ / shares shares	Oct. 29, 2021 USD ($) $ / shares shares	Jul. 31, 2023 shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2024 shares	Mar. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Feb. 24, 2024	Feb. 01, 2024	Sep. 30, 2023 shares	Jun. 30, 2023 shares	Dec. 31, 2022 USD ($) shares	Sep. 30, 2022 shares	Jun. 30, 2022 shares	May 31, 2022 shares	Mar. 31, 2021 shares
Subsidiary or Equity Method Investee [Line Items]
Common stock, par value | $ / shares										$ 0.01
Common stock, shares authorized										10,000,000	10,000,000
Preferred stock, shares outstanding										0	0
Per share price | $ / shares										$ 12.00
Stock Issued During Period, Shares, New Issues						18,000
Preferred stock, shares issued										0	0
Preferred Stock, Par or Stated Value Per Share | $ / shares										$ 0.0001	$ 0.0001
Conversion of Stock, Description										Each holder of a private right received one-tenth (1/10) of one share of DMAQ Class A common stock upon consummation of initial business combination. Private placement shares were the shares of DMAQ Class A common stock
[custom:RedemptionOfShares-0]										379,687
Cash | $										$ 2,000,000
Stock Issued During Period, Value, Issued for Services | $									$ 4,493,333
[custom:StockBasedOnPerformanceIncludingServicesPercentage]										Once services are performed, the first consultant will be provided a 3% stock grant; while the second consultant will be provided up to 7% of stock based on performance deliverables including: 1.75% on consummation of an initial bridge loan agreement, 1.75% on engaging an investment banker, 1.75% upon filing an S-1 including financial statements and footnotes, and 1.75% upon the closing of an initial public offering. The second consultant will be provided warrants at a 20% discount to the then current price per share, for up to 2% for achieving a $250 million valuation and 3% more for a $500 million valuation, as well as another 2% for opening the first franchise location, and 3% more once 100 franchise locations have been sold. As of the date of this filing, no stock grants or awards have been issued.
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																					4,800
Warrants and Rights Outstanding, Term																					5 years
Convertible Notes Payable | $																		$ 450,000
Measurement Input, Risk Free Interest Rate [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants and Rights Outstanding, Measurement Input																					2.95
Measurement Input, Expected Term [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants and Rights Outstanding, Term																					5 years
Tru Golf Insiders [Member]
Subsidiary or Equity Method Investee [Line Items]
Equity Method Investment, Ownership Percentage										100.00%
D M A Q Class A Shares [Member]
Subsidiary or Equity Method Investee [Line Items]
[custom:AdditionalSharesRedeemed-0]										943
New Tru Golf Class A Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Stock Issued During Period, Shares, New Issues										212,752
IPO [Member] | New Tru Golf Class A Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Stock Issued During Period, Shares, New Issues										101,200
Tru Golf Nevada [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, par value | $ / shares										$ 0.01
D M A Q Insiders [Member]
Subsidiary or Equity Method Investee [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares										406,500
D M A Q Insiders [Member] | Private Placement [Member]
Subsidiary or Equity Method Investee [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares										406,500
D M A Q Insiders [Member] | Private Rights [Member]
Subsidiary or Equity Method Investee [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares										406,500
I Bankers [Member]
Subsidiary or Equity Method Investee [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares										113,000
I Bankers [Member] | Private Placement [Member]
Subsidiary or Equity Method Investee [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares										113,000
I Bankers [Member] | Private Rights [Member]
Subsidiary or Equity Method Investee [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares										113,000
D M A Q Class A Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares										519,500
D M A Q Class A Common Stock [Member] | Private Rights [Member]
Subsidiary or Equity Method Investee [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares										519,500
New Tru Golf Common Stock [Member] | Private Rights [Member]
Subsidiary or Equity Method Investee [Line Items]
Stock Issued During Period, Shares, New Issues										1,265,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares										571,450
New Tru Golf Common Stock [Member] | Public Rights [Member]
Subsidiary or Equity Method Investee [Line Items]
Conversion of Stock, Shares Issued										12,650,000
D M A Q Class A Shares [Member]
Subsidiary or Equity Method Investee [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares										378,744
D M A Q Publicstockholders [Member] | Common Stock Subject to Mandatory Redemption [Member]
Subsidiary or Equity Method Investee [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares										574,764
Maximum [Member] | Measurement Input, Price Volatility [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants and Rights Outstanding, Measurement Input																					80.17
Merger Arrangement [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares outstanding										13,098
Per share price | $ / shares										$ 570.10
Stock Issued During Period, Shares, New Issues										7,467,134
Merger Arrangement [Member] | Tru Golf Nevada [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares outstanding										13,098
Per share price | $ / shares										$ 570.10
Stock Issued During Period, Shares, New Issues										7,467,134
Sponsor [Member] | D M A Q Class A Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares										3,162,500
Sponsor [Member] | New Tru Golf Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Conversion of Stock, Shares Issued										3,162,500
Consultants [Member]
Subsidiary or Equity Method Investee [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized							821		821			821
Stock Issued During Period, Value, Issued for Services | $							$ 4,493,333
Common Class A [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares issued										5,750,274
Common Class A [Member] | Tru Golf Nevada [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares issued										5,750,274
Common Class B [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares issued										1,716,860
Common Class B [Member] | Tru Golf Nevada [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares issued										1,716,860
Series A Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, par value | $ / shares										$ 0.0001	$ 0.0001
Common stock, shares authorized										90,000,000	90,000,000
Common stock, shares outstanding										11,538,252	13,098
Warrants per share | $ / shares										$ 13
Common stock, shares issued										11,538,252	13,098
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										422,777
Warrants and Rights Outstanding, Term															5 years
Series B Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, par value | $ / shares										$ 0.0001	$ 0.0001
Common stock, shares authorized										10,000,000	10,000,000
Common stock, shares outstanding										1,716,860	0
Warrants per share | $ / shares										$ 10
Common stock, shares issued										1,716,860	0
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										465,000
Warrants and Rights Outstanding, Term															30 months
Series A Warrants [Member]
Subsidiary or Equity Method Investee [Line Items]
Fair value of representative warrants | $										$ 703,000
Warrants per share | $ / shares										$ 1.61
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										1,409,091
Convertible Notes Payable | $										$ 4,650,000
Series A Warrants [Member] | Measurement Input, Price Volatility [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants and Rights Outstanding, Measurement Input														227.52
Series A Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants and Rights Outstanding, Measurement Input														3.99
Series A Warrants [Member] | Measurement Input, Expected Term [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants and Rights Outstanding, Term														5 years
Series A Warrants [Member] | Maximum [Member]
Subsidiary or Equity Method Investee [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										1,409,091
Series A Warrant [Member]
Subsidiary or Equity Method Investee [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										422,777
Series B Warrants [Member]
Subsidiary or Equity Method Investee [Line Items]
Fair value of representative warrants | $										$ 662,400
Warrants per share | $ / shares										$ 1.38
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										1,550,000
Convertible Notes Payable | $										$ 4,650,000
Series B Warrants [Member] | Measurement Input, Price Volatility [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants and Rights Outstanding, Measurement Input														227.52
Series B Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants and Rights Outstanding, Measurement Input														3.99
Series B Warrants [Member] | Measurement Input, Expected Term [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants and Rights Outstanding, Term														30 months
Series B Warrants [Member] | Maximum [Member]
Subsidiary or Equity Method Investee [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										1,550,000
Series B Warrant [Member]
Subsidiary or Equity Method Investee [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										465,000
Common Stock [Member] | Series A Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Shares, Outstanding							12,129	11,538,252	12,129	11,538,252	13,098	12,129					12,129	11,308
Stock Issued During Period, Value, Issued for Services | $									$ 9
Common Stock [Member] | Series B Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Stock Issued During Period, Shares, New Issues								1,716,860
Shares, Outstanding								1,716,860		1,716,860
Stock Issued During Period, Value, Issued for Services | $
Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Shares, Outstanding
Stock Issued During Period, Value, Issued for Services | $
Deep Medicine Acquisition Corp [Member]
Subsidiary or Equity Method Investee [Line Items]
Capital units authorized, shares											111,000,000
Common stock, par value | $ / shares											$ 0.0001
Common stock, shares authorized							1,000,000		1,000,000		1,000,000	1,000,000	1,000,000
Preferred stock, shares outstanding							0		0		0	0	0
Common stock subject to possible redemption, shares			574,764	830,210			830,210		830,210		574,764	830,210	12,650,000
Per share price | $ / shares					$ 0.20		$ 0.02		$ 0.02		$ 0.02	$ 0.02
Preferred stock, shares issued							0		0		0	0	0
Deposits into trust account | $					$ 127,765,000
Warrants exercise price per share | $ / shares												$ 12.00
Representative warrants issued												101,200
Preferred Stock, Par or Stated Value Per Share | $ / shares							$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Cash | $		$ 2,000,000			$ 764,101		$ 595,536		$ 595,536		$ 177,876	$ 595,536	$ 877,099
Deep Medicine Acquisition Corp [Member] | IPO [Member]
Subsidiary or Equity Method Investee [Line Items]
Stock Issued During Period, Shares, New Issues											11,000,000	11,000,000
Deep Medicine Acquisition Corp [Member] | Sponsor [Member] | Non Redemption Agreement [Member] | Maximum [Member]
Subsidiary or Equity Method Investee [Line Items]
Non redeemable shares						514,773
Shares, Issued						185,179
Deep Medicine Acquisition Corp [Member] | Stockholders [Member]
Subsidiary or Equity Method Investee [Line Items]
Stock holding during period, shares			255,446	11,819,790								11,819,790
Payments to related party | $	$ 10,845		$ 2,914,230	$ 121,034,650								$ 121,034,650
Per share price | $ / shares	$ 11.50		$ 11.41	$ 10.24			$ 10.24		$ 10.24			$ 10.24
Deposits into trust account | $				$ 50,000			$ 100,000		$ 100,000		$ 300,000	$ 100,000
Deep Medicine Acquisition Corp [Member] | Common Class A [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, par value | $ / shares							$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized							100,000,000		100,000,000		100,000,000	100,000,000	100,000,000
Common stock, shares outstanding							3,783,200		3,783,200		3,783,200	3,783,200	620,700
Common stock subject to possible redemption, shares			4,357,964
Stock Issued During Period, Shares, New Issues		212,752
Common stock shares subject to possible redemption							830,210		830,210		574,764	830,210	12,650,000
Common stock, shares issued							3,783,200		3,783,200		3,783,200	3,783,200	620,700
Shares issued to converting convertible securities				3,162,500								3,162,500
Deep Medicine Acquisition Corp [Member] | Common Class A [Member] | Private Placement [Member]
Subsidiary or Equity Method Investee [Line Items]
Stock Issued During Period, Shares, New Issues					519,500								519,500
Deep Medicine Acquisition Corp [Member] | Common Class A [Member] | IPO [Member]
Subsidiary or Equity Method Investee [Line Items]
Stock Issued During Period, Shares, New Issues					12,650,000
Deep Medicine Acquisition Corp [Member] | Common Class B [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, par value | $ / shares							$ 0.0001		$ 0.0001			$ 0.0001	$ 0.0001
Common stock, shares authorized							10,000,000		10,000,000		10,000,000	10,000,000	10,000,000
Common stock, shares outstanding							0		0			0	3,162,500
Common stock, shares issued							0		0			0	3,162,500
Shares were cancelled				3,162,500								3,162,500
Deep Medicine Acquisition Corp [Member] | Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Capital units authorized, shares							111,000,000		111,000,000			111,000,000
Common stock, par value | $ / shares							$ 0.0001		$ 0.0001			$ 0.0001
Common stock, shares authorized							110,000,000		110,000,000		110,000,000	110,000,000
Deep Medicine Acquisition Corp [Member] | Common Stock [Member] | Common Class A [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares outstanding							4,613,410		4,613,410		4,357,964	4,613,410
Stock Issued During Period, Shares, New Issues													101,200
Shares, Outstanding							3,783,200		3,783,200		3,783,200	3,783,200	620,700			3,783,200	3,783,200	3,783,200	620,700	620,700
Deep Medicine Acquisition Corp [Member] | Common Stock [Member] | Common Class B [Member]
Subsidiary or Equity Method Investee [Line Items]
Shares, Outstanding													3,162,500					0	3,162,500	3,162,500		3,162,500
Deep Medicine Acquisition Corp [Member] | Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares authorized							1,000,000		1,000,000		1,000,000	1,000,000
Shares, Outstanding
Deep Medicine Acquisition Corp [Member] | Representative Warrant [Member]
Subsidiary or Equity Method Investee [Line Items]
Per share price | $ / shares											$ 12.00
Stock Issued During Period, Shares, New Issues											101,200
Stockholders equity warrants expense							632,500		632,500		632,500	632,500
Fair value of representative warrants | $											$ 1,333,482	$ 1,333,482
Warrants per share | $ / shares							$ 2.11		$ 2.11		$ 2.11	$ 2.11
Expected volatility											35.00%	35.00%
Risk-free interest rate											1.18%	1.18%
Expected life											5 years	5 years
Representative warrants shares days											180 days	180 days
Three Insiders [Member] | Series B Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares outstanding										1,716,680